Employee Benefit Plans - Savings Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution, U.S. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost	$ 27	$ 26	$ 24
Defined Contribution, All Other Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost	$ 24	$ 24	$ 26